ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2021
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2021, was more than 25% of the Company’s consolidated net assets as of December 31, 2021.

CONDENSED BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	2020	2021	2021
	RMB	RMB	USD
			(Note 2)
ASSETS
Cash and cash equivalents	19,560	7,117	1,117
Amount due from related parties	—	10,134	1,590
Amount due from subsidiaries and VIEs	1,632,772	1,711,633	268,593
Investments in subsidiaries and VIEs	7,940,533	14,032,928	2,202,071
TOTAL ASSETS	9,592,865	15,761,812	2,473,371
LIABILITIES AND EQUITY
LIABILITIES
Accrued expenses and other current liabilities	2,751	310,373	48,704
Amount due to subsidiaries	27,973	—	—
Short term loans	81,563	247,576	38,850
TOTAL LIABILITIES	112,287	557,949	87,554
EQUITY
Ordinary shares ($0.00001 par value per share 5,000,000,000 shares authorized, 309,833,035 shares issued and 304,453,780 shares outstanding as of December 31, 2020, and 315,433,018 shares issued and 310,486,975 shares outstanding as of December 31, 2021, respectively)	21	22	3
Additional paid-in capital	5,417,406	5,672,267	890,102
Retained earnings	4,137,542	9,642,506	1,513,120
Other comprehensive loss	(74,391)	(110,932)	(17,408)
TOTAL EQUITY	9,480,578	15,203,863	2,385,817
TOTAL LIABILITIES AND EQUITY	9,592,865	15,761,812	2,473,371

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 2)
Operating costs and expenses	(12,922)	(16,453)	(51,233)	(8,040)
Interest income (loss)	712	(2,349)	(5,383)	(845)
Foreign exchange losses	(491)	(376)	(133)	(21)
Other income, net	453	15,148	—	—
Net loss before taxes and income from equity in subsidiaries and VIEs	(12,248)	(4,030)	(56,749)	(8,906)
Equity in earnings of subsidiaries and VIEs	2,513,843	3,500,636	5,838,474	916,183
Net income before taxes	2,501,595	3,496,606	5,781,725	907,277
Income tax expenses	—	—	—	—
Net income attributable to shareholders of the Company	2,501,595	3,496,606	5,781,725	907,277
Net income attributable to ordinary shareholders of the Company	2,501,595	3,496,606	5,781,725	907,277

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 2)
Net income attributable to shareholders of the Company	2,501,595	3,496,606	5,781,725	907,277
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	21,223	(99,297)	(36,541)	(5,734)
Other comprehensive income (loss)	21,223	(99,297)	(36,541)	(5,734)
Total comprehensive income	2,522,818	3,397,309	5,745,184	901,543
Comprehensive income attributable to ordinary shareholders	2,522,818	3,397,309	5,745,184	901,543

360 DIGITECH, INC.

ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and U.S. dollars (“USD”))

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
				(Note 2)
Cash Flows from Operating Activities:
Net income attributable to shareholders of the Company	2,501,595	3,496,606	5,781,725	907,277
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(2,513,843)	(3,500,636)	(5,838,474)	(916,183)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(3,070)	(2,625)	31,197	4,896
Amounts due from subsidiaries and VIEs	(276,960)	(65,801)	—	—
Net cash used in operating activities	(292,278)	(72,456)	(25,552)	(4,010)
Cash Flows from Investing Activities:
Investments in subsidiaries	(35,652)	—	—	—
Loans payment to subsidiaries and VIEs	—	—	(153,778)	(24,131)
Net cash used in Investing Activities	(35,652)	—	(153,778)	(24,131)
Cash Flows from Financing Activities:
Payment of IPO costs	(3,080)	—	—	—
Proceeds from short-term loans	—	86,305	169,291	26,565
Net cash (used in) provided by financing activities	(3,080)	86,305	169,291	26,565
Effect of foreign exchange rate changes	1,761	(1,194)	(2,404)	(376)
Net (decrease) increase in cash and cash equivalents	(329,249)	12,655	(12,443)	(1,952)
Cash, cash equivalents, and restricted cash, beginning of year	336,154	6,905	19,560	3,069
Cash, cash equivalents, and restricted cash, end of year	6,905	19,560	7,117	1,117

Supplemental disclosures of cash flow information:

Payables for dividends:	—	—	276,991	43,466

Notes to condensed financial statements

1.	The condensed financial statements of 360 DigiTech, Inc. have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in earnings of subsidiaries and VIEs on the statement of operations.
2.	As of December 31, 2019, 2020 and 2021, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.
3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.